UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23072
                                                    -----------

                 First Trust Dynamic Europe Equity Income Fund
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2015
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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                                EXPLANATORY NOTE
The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2015, originally filed with the Securities and Exchange Commission on March 7, 2016 (Accession Number 0001445546-16-007324) to correct typographical errors in Item 4 and relating to the dates on the signature page.
Item 1 to this Form N-CSR is incorporated by reference to the Form N-CSR filed on EDGAR on March 7, 2016 (Accession Number 0001445546-16-007324). This amendment shall not supersede the Registrant's Form N-CSR for the period ended December 31, 2016, filed with the Securities and Exchange Commission on March 7, 2017 (Accession Number 0001445546-17-001269).
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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $53,000 for 2014 and $62,500 for 2015.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2014 and $0 for 2015.


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      Audit-Related Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years of the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2014 and $0 for 2015.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $5,200 for 2014 and $0 for 2015.

      Tax Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years of the registrant for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser were $0 for 2014 and $0 for 2015.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2014 and $0 for 2015.

      All Other Fees (Investment Adviser) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0 for 2014 and $0 for 2015.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                                     (b) 0%
                                     (c) 0%
                                     (d) 0%


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      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for 2014 were $5,200 and $8,500 for the Registrant and the Registrant's investment adviser, respectively and for 2015 were $0 and $0 for the Registrant and the Registrant's investment adviser, respectively.

      (h) The Registrant's audit committee of its Board of Trustees determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                    HENDERSON INVESTMENT MANAGEMENT LIMITED
                         PROXY POLICIES AND PROCEDURES
                              AS OF JUNE 14, 2012

It is the intent of Henderson Investment Management Limited ("HIML") to vote proxies in the best interests of the firm's clients. HIML believes that in order to achieve long-term success, companies need not only to conceive and execute appropriate business strategies, but also to maintain high standards of corporate governance and corporate responsibility. We therefore expect companies to operate according to recognised national and international standards in these areas.

This policy sets out HIML's approach to corporate governance, corporate responsibility and proxy voting.


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1.    Responsibilities

      The Corporate Governance Manager at Henderson Global Investors, acting on behalf of HIML, is responsible for the implementation of the Proxy Voting Policies.

2.    Service Providers

      HIML has contracted ISS Europe Ltd. to provide policy development, research, advisory and voting disclosure services.

      Proxy voting services are provided by BNP Paribas Securities Services plc, which provides a range of administrative services to Henderson. BNP Paribas Securities Services plc is provided with voting services by ISS.

3.    Voting Guidelines

      HIML has adopted the Henderson Global Investors Responsible Investment policy. This policy sets out Henderson's approach to monitoring and taking action on financial performance, corporate governance and corporate responsibility. The International Corporate Governance Policy is detailed below.

3.1.  International Corporate Governance Policy

      International corporate governance systems vary a great deal according to factors such as the legal system, the extent of shareholder rights and the level of dispersed ownership. In formulating our approach to corporate governance we are conscious that a 'one size fits all' policy is not appropriate. We therefore seek to vary our voting and engagement activities according to the market, and pay close attention to local market codes of best practice.

      Notwithstanding these differences, we consider that certain core principles of corporate governance apply across all markets, and we seek to apply these in our voting policy. The paragraphs below elaborate on these core principles.

3.2.  Corporate Objective

      The overriding objective of the company should be to optimize over time the returns to its shareholders. Where other considerations affect this objective, they should be clearly stated and disclosed. To achieve this objective, the company should endeavour to ensure the long-term viability of its business, and to manage effectively its relationships with stakeholders.

3.3.  Disclosure and Transparency

      Companies should disclose accurate, adequate and timely information, in particular meeting market guidelines where they exist, so as to allow investors to make informed decisions about the acquisition, ownership obligations and rights, and sale of shares. Clear and comprehensive information on directors, corporate governance arrangements and the company's management of corporate responsibility issues should be provided.

      Shareholders should be given sufficient and timely information about all proposals to allow them to make an informed judgment and exercise their voting rights. Each proposal should be presented separately to shareholders - multiple proposals should not be combined in the same


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      resolution. In the absence of sufficient information provided by a company on a proposed resolution we will vote against.

3.4.  Boards of Directors

      Henderson recognises the plurality of corporate governance models across different markets and does not advocate any one form of board structure. However, for any corporate board there are certain key functions which apply.

      o Reviewing and guiding corporate strategy, major plans of action, risk policy, annual budgets and business plans; setting performance objectives; monitoring implementation and corporate performance; and overseeing major capital expenditures, acquisitions and divestitures.

      o Monitoring the effectiveness of the company's governance practices and making changes as needed.

      o Selecting, compensating, monitoring and, where necessary, replacing key executives and overseeing succession planning.

      o Aligning key executive and board remuneration with the longer term interests of the company and its shareholders.

      o Ensuring a formal and transparent board nomination and election process.

      o Monitoring and managing potential conflicts of interest of management, board members and shareholders, including misuse of corporate assets and abuse in related party transactions.

      o Ensuring the integrity of the corporation's accounting and financial reporting systems, including the independent audit, and that appropriate systems of control are in place, in particular, systems for risk management, financial and operational control, and compliance with the law and relevant standards.

      o     Overseeing the process of disclosure and communications.

      The board of directors, or supervisory board, as an entity, and each of its members, as an individual, is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole. Each member should stand for election on a regular basis.

      Boards should include a sufficient number of independent non-executive members with appropriate skills, experience and knowledge.
      Responsibilities should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole.

      Audit, remuneration and nomination/succession committees should be established. These should be composed wholly or predominantly of independent non-executives. Companies should disclose the terms of reference of these committees and give an account to shareholders in the annual report of how their responsibilities have been discharged. The chairmen and members of these committees should be appointed by the board as a whole according to a transparent procedure. When determining how to vote on the election of a non-executive director, we will give close consideration to their independence and to the proportion of independent directors on the Board as a whole.

3.5.  Shareholder Rights

      All shareholders should be treated equitably. Companies' ordinary shares should provide one vote for each share, and companies should act to ensure the owners' rights to vote.

      Major strategic modifications to the core business(es) of a company should not be made without prior shareholder approval. Equally, major corporate changes which in substance or effect materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders should not be made without prior shareholder approval of the proposed change. Such changes include modifications to articles or bylaws, the implementation of shareholder rights plans or so called "poison pills", and the equity component of compensation schemes.

      We will not support proposals that have the potential to reduce shareholder rights such as significant open-ended authorities to issue shares without pre-emption rights or anti-takeover proposals unless companies provide a compelling rationale for why they are in shareholder interests.

3.6.  Audit and Internal Control

      Company boards should maintain robust structures and processes to ensure sound internal controls and to oversee all aspects of relationships with external auditors. The Audit Committee should ensure that the company gives a balanced and clear presentation of its financial position and prospects, and clearly explains its accounting principles and policies. Audit Committee members should have appropriate levels of financial expertise, in accordance with prevailing legislation or best practice. The Audit Committee should ensure that the independence of the external auditors is not compromised by conflicts of interest (arising, for example, from the award of non-audit consultancy assignments).

      Where we have serious concerns over auditor independence we will vote against the re-election of the auditor.

3.7.  Remuneration

      Remuneration of executive directors and key executives should be aligned with the interests of shareholders. Performance criteria attached to share-based remuneration should be demanding and should not reward performance that is not clearly superior to that of a group of comparable companies that is appropriately selected in sector, geographical and index terms. Requirements on directors and senior executives to acquire and retain shareholdings in the company that are meaningful in the context of their cash remuneration are also appropriate.

      The design of senior executives' contracts should not commit companies to 'payment for failure'. Boards should pay attention to minimising this risk when drawing up contracts and to resist pressure to concede excessively generous severance conditions.

      Companies should disclose in each annual report or proxy statement the board's policies on remuneration - and, preferably, the remuneration of individual board members and top executives, as well as the composition of that remuneration - so that investors can judge whether corporate pay policies and practices are appropriately designed.

      Broad-based employee share ownership plans or other profit-sharing programmes are effective market mechanisms that promote employee participation.


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      When reviewing whether to support proposed new share schemes we place particular importance on the following factors:

            o the overall potential cost of the scheme, including the level of dilution the issue price of share options relative to the market price

            o the use of performance conditions aligning the interests of participants with shareholders the holding period i.e., the length of time from the award date to the earliest date of exercise the level of disclosure.

4.    Voting Procedures

      The procedure for casting proxy votes is as follows:

      1. Custodians notify ISS of forthcoming company meetings and send proxy materials.

      2.    ISS notifies Henderson of meetings via its ProxyExchange website.

      3. ISS provides voting recommendations based on HIML's Proxy Voting Policies.

      4. The Corporate Governance Manager (or his designee) consults with fund managers and analysts as appropriate.

      5. The Corporate Governance Manager (or his designee) decides in conjunction with the relevant fund managers and analysts whether to accept or override the voting recommendations provided by ISS.

      6. Voting instructions are sent to custodians via the ProxyExchange website and executed by the custodians.

      7. If at any time during implementation of the above procedures a conflict of interest is identified the matter will be referred to the HIML Proxy Committee via the Head of Compliance. In such circumstances the Proxy Committee reviews the issue and directs ISS how to vote the proxies through the ProxyExchange website and voting instructions are executed by the custodians.

5.    Share Blocking

      In a number of markets in which the funds invest, shares must be suspended from trading ('blocked') for a specified period before the Annual General Meeting if voting rights are to be exercised. Such restrictions may place constraints on portfolio managers that mean exercising proxy votes is not in clients' interest. In other markets casting proxy votes may involve costs that are disproportionate to any benefit gained. In markets where share blocking applies or additional costs are incurred that outweigh the potential benefits of voting, HIML will vote only in exceptional circumstances.

6.    Conflicts of Interest

      For each director, officer and employee of HIML ("HIML person"), the interests of HIML's clients must come first, ahead of the interest of HIML and any person within the HIML organization, which includes HIML's affiliates.

      Accordingly, each HIML person must not put "personal benefit", whether tangible or intangible, before the interests of clients of HIML or otherwise take advantage of the relationship to HIML's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever except a benefit for a client of HIML, as appropriate. It is imperative that each of HIML's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of HIML's clients.

      Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if HIML has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of an actual or potential conflict of interest relating to a particular referral item shall disclose that conflict to the Head of Compliance.

      The following are examples of situations where a conflict may exist:

      o Business Relationships - where HIML manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

      o Personal Relationships - where a HIML person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships;

      o Familial Relationships - where a HIML person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company); and

      o Fund Relationships - HIML may have a conflict because of a relationship to fund shares held in client accounts (e.g., an entity who receives fees from a fund is solicited by the fund to increase those fees).

      o Fund of Fund's Relationship - HIML may have a conflict where it manages a fund of funds that invests in other affiliated Henderson funds, and the underlying affiliated fund is soliciting votes for a proxy.

      It is the responsibility of each director, officer and employee of HIML to report any real or potential conflict of interest to the Head of Compliance who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Head of Compliance, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict. In addition, all HIML persons shall certify annually as to their compliance with this policy.

7.    Proxy Committee

      The Proxy Committee shall have three members, the Head of Equities, the Corporate Governance Manager and the Head of Compliance (or their respective designees). Proxy Committee meetings may be called by any member of the Proxy Committee and shall be called whenever an actual or potential conflict of interest is identified.

      Two members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The Proxy Committee shall keep minutes of its meetings that shall be kept with the other corporate records of HIML.

      The Proxy Committee will review each item referred to it to determine if an actual or potential conflict of interest indeed exists. If the Proxy Committee determines that no actual or potential conflict exists, then the proxy will be voted as it otherwise would have been under these procedures. If the Proxy Committee determines that an actual or potential conflict exists, then it will review the issue and instruct ISS to: (1) vote based on ISS' recommendation, (2) vote in the same proportion as the other shareholders, (3) abstain from voting entirely, (4) vote in accordance with the recommendation of the investment professional responsible for the account, or (5) vote in another manner as the Proxy Committee deems fit. With respect to a conflict that arises due to (a) a business transaction involving Henderson Group PLC and the company soliciting the proxy, or (b) a Fund of funds relationship described above only options (1)-(3) above shall be available.

      For each matter where the Proxy Committee determines an actual or potential conflict exists, the Proxy Committee will produce a Conflicts Report that (1) describes the conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside HIML (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in a portfolio manager's recommendation. To the extent the Proxy Committee instructs ISS to vote in accordance with the recommendation of the investment professional responsible for the account, the Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS.

Information provided as of December 31, 2015

Henderson Global Investors (North America) Inc., a registered investment adviser ("HGINA" or the "Sub-Advisor"), is the Fund's sub-adviser and provides U.S. regulatory and compliance oversight to the Fund and HIML (as defined below). HGINA is a Delaware corporation and provides investment management services to SEC-registered mutual funds, other pooled investment vehicles and institutional accounts. The principal offices of HGINA are located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois.

HGINA is an indirect, wholly-owned subsidiary of Henderson Group plc ("Henderson Group"), which is the parent company of an asset management group. Henderson Group, founded in 1934, is a global asset management firm providing a full spectrum of investment products and services to institutions and individuals around the world. The Advisor, the Sub-Advisor and the Fund have engaged Henderson Investment Management Limited ("HIML" or the "Sub-Sub-Advisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of Henderson Group, pursuant to an investment sub-advisory agreement among the Fund, the Advisor, HGINA and HIML. Investment professionals of HIML render portfolio management, research or trading services to certain clients of HGINA, including the Fund. HIML will be responsible for the day-to-day investment decisions of the Fund other than the Option Overlay Strategy.

The members of the portfolio management team responsible for the day-to-day management of the Fund's investment portfolio other than the Option Overlay Strategy are Alex Crooke and Ben Lofthouse. The members of the portfolio management team responsible for implementing the Option Overlay Strategy are John Gambla and Rob A. Guttschow.

1.  ALEX CROOKE
HEAD OF GLOBAL EQUITY INCOME AT HENDERSON INVESTMENT MANAGEMENT
LIMITED ("HENDERSON")

Alex Crooke is a portfolio manager with more than 25 years of investment management experience. Mr. Crooke is currently head of the Henderson Global Equity Income team, which encompasses the firm's key equity income products. Prior to joining Henderson, Alex was an Investment Analyst at Equitable Life Assurance Society responsible for US Equity Research. In 1994, Mr. Crooke joined Henderson as a Fund Manager and was responsible for UK and European Investments. He was named Director of UK Investment Trusts in 2001. Mr. Crooke has managed several funds during his 20 plus years at Henderson Global Investors, including currently managing the Henderson Global Equity Income Fund, the Henderson Dividend & Income Builder Fund, Henderson High Income Investment Trust and the Bankers Investment Trust.

2.  BEN LOFTHOUSE, CFA
PORTFOLIO MANAGER FOR THE GLOBAL EQUITY INCOME TEAM AT HENDERSON

Ben Lofthouse, CFA, is the portfolio manager of the Henderson Global Equity Income Fund and the Henderson Dividend & Income Builder Fund, and has been a member of the Henderson Global Equity Income team since 2004. In addition, Mr. Lofthouse has co-managed the Global Equity Income OEIC since May 2012, and has managed the Henderson International Income Trust plc since its launch in April 2011. Mr. Lofthouse joined Henderson in 2004 as an Investment Analyst and Assistant Fund Manager having previously trained as a Chartered Accountant with PricewaterhouseCoopers in its Banking and Capital Markets division. Mr. Crooke also worked in the PricewaterhouseCoopers Business Recovery Services team.

3.  JOHN GAMBLA, CFA
SENIOR PORTFOLIO MANAGER FOR THE ALTERNATIVES AND ACTIVE EQUITY INVESTMENT TEAM AT FIRST TRUST ADVISORS L.P. ("FIRST TRUST")

Mr. Gambla has 20 years of investment experience, most recently as co-Chief Investment Officer at the Nuveen HydePark Group LLC, a wholly-owned subsidiary of Nuveen Investments. He graduated Phi Beta Kappa with a Bachelor of Science in genetics and developmental biology (Cum Laude) and a Bachelor of Arts in finance (departmental distinction) from the University of Illinois at Urbana/Champaign, and earned an MBA from the University of Chicago's Graduate School of Business. He is a CFA Charter holder and holds FRM and PRM designations.

4.  ROB A. GUTTSCHOW, CFA
SENIOR PORTFOLIO MANAGER FOR THE ALTERNATIVES AND ACTIVE EQUITY INVESTMENT TEAM AT FIRST TRUST

Mr. Guttschow has nearly 20 years of investment experience, most recently as co-Chief Investment Officer at the Nuveen HydePark Group LLC, a wholly-owned subsidiary of Nuveen Investments. Mr. Guttschow earned a Bachelor of Science degree in engineering and an MBA from the University of Illinois at Urbana/Champaign. He is a CFA Charter holder and a member of the CFA Society of Chicago.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

Information provided as of December 31, 2015


                                                                                    # OF ACCOUNTS     TOTAL ASSETS
                                                                                  MANAGED FOR WHICH     FOR WHICH
                                                     TOTAL                         ADVISORY FEE IS    ADVISORY FEE
  NAME OF PORTFOLIO                              # OF ACCOUNTS       TOTAL            BASED ON         IS BASED ON
MANAGER OR TEAM MEMBER   TYPE OF ACCOUNTS           MANAGED          ASSETS          PERFORMANCE       PERFORMANCE
                         ----------------
1.  Alex Crooke          Registered Investment         3         $3,997,765,345
                         Companies:
                         Other Pooled                  3         $1,473,134,466           1           $289,862,116
                         Investment Vehicles:
                         Other Accounts:
2.  Ben Lofthouse        Registered Investment         3         $3,997,765,345
                         Companies:
                         Other Pooled                  4         $  995,381,605           1           $  1,728,002
                         Investment Vehicles:
                         Other Accounts:
3.  John Gambla          Registered Investment         6         $   294.2mm              0                 0
                         Companies:
                         Other Pooled
                         Investment Vehicles:
                         Other Accounts:                         $     0.6mm              0                 0
4.  Rob Guttschow        Registered Investment         6         $   294.2mm              0                 0
                         Companies:
                         Other Pooled
                         Investment Vehicles:
                         Other Accounts:                         $     0.6mm              0                 0


POTENTIAL CONFLICTS OF INTERESTS

HENDERSON, POTENTIAL CONFLICTS OF INTERESTS

      PORTFOLIO MANAGEMENT CONFLICTS OF INTEREST. Henderson has adopted a Code of Ethics to ensure that those who have knowledge of portfolio transactions or other confidential client information will not be able to act thereon to the disadvantage of Henderson's clients. The Code of Ethics does not purport to comprehensively cover all types of conduct or transactions which may be prohibited or regulated by the laws and regulations applicable.

      The portfolio managers responsible for managing the Funds may currently or in the future also manage one or more other accounts. Other than potential conflicts between investment strategies, the side-by-side management of a Fund and other accounts may raise potential conflicts of interest due to certain trading practices used by the portfolio manager (e.g., allocation of aggregated trades). Henderson has policies and procedures reasonably designed to mitigate these conflicts. The portfolio managers may advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees.

      PORTFOLIO MANAGEMENT COMPENSATION. The following is a summary of the compensation received by Henderson's investment professionals for all accounts managed and not just for the Fund. Henderson's investment professionals have significant short and long-term financial incentives. In general, the compensation plan is based on:

      o     Pre-defined, objective, measurable investment performance
      o     Performance goals that are ambitious, but attainable
      o The plan provides an incentive for appropriately aggressive portfolio management to achieve maximum feasible results within the portfolio's risk return parameters.

      The compensation structure consists of four primary elements. There is a competitive base salary together with a short-term incentive bonus plan. In addition, there are two further incentive-based packages for senior international investment professionals that reward staff on both individual and team performance, reflecting profitable asset growth. "Profitable asset growth" refers to the increase in adviser revenues generated less the increase in costs. It is typically calculated per adviser team on a calendar year basis. Members of the relevant team receive a share of this growth, which is typically paid over a three year period.

      Some managers are granted an award in a long-term incentive program that is based on several factors, including the profitability of Henderson Global Investors. Additionally, some managers participate in the distribution of performance-related fees if such funds are structured accordingly. Currently, none of the Funds charge performance-related fees.

      A summary of the compensation package is as follows:

      o     Basic Salaries: in line with or better than the industry average
      o Short Term Incentive Bonus: the STI bonus is usually the majority of the variable component, based largely on investment performance; for a typical fund manager, it can vary between 50 percent and 150 percent of the salary
      o Growth Equity Bonus Plan: the GEB is based on a team's contribution to a rise in profits, it is designed to reward profitable asset growth
      o     Long Term Incentive Plan: as described above
      o Employee Share Plans: from year to year, managers may be able to invest part of their remuneration in various share schemes which are then partially matched by Henderson
      o Performance-related fees: for some funds, any performance-related fee earned by the firm is shared with individuals generating that performance. If a performance-related fee applies, compensation is based solely on performance and its terms are made public in the fund's relevant disclosure document (i.e., prospectus or offering memorandum). Performance-related fees may vary from fund to fund but are typically measured over a one year period and compare the fund's returns to either (i) a peer group, (ii) an index or (iii) an absolute return.

FIRST TRUST, POTENTIAL CONFLICTS OF INTERESTS

First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"), have in place a joint Code of Ethics and Insider Trading Policies and Procedures that are designed to (a) prevent First Trust personnel from trading securities based upon material inside information in the possession of such personnel and (b) ensure that First Trust personnel avoid actual or potential conflicts of interest or abuse of their positions of trust and responsibility that could occur through such activities as front running securities trades for the Registrant. Personnel are required to have duplicate confirmations and account statements delivered to First Trust and FTP compliance personnel who then compare such trades to trading activity to detect any potential conflict situations.

(a)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

Information provided as of December 31, 2015

ALEX CROOKE AND BEN LOFTHOUSE, HENDERSON

SALARY AND BENEFITS

Base salaries are set to be competitive with the market, and are set typically within a band of +/- 5% of market median for the individual's role and responsibilities, although salary levels at or around market upper quartile may be awarded for key individuals with specialist skills, market knowledge and/or who perform critical roles, to ensure that their fixed remuneration remains market leading. Salary levels may be lower than market median for individuals who are inexperienced or new to their role, but will be moved rapidly towards to median and beyond where this is merited by individual performance. Base salaries are set to be competitive with the market, and are periodically reviewed for market competitiveness.

A range of benefits are provided to employees (including private medical insurance, disability insurance and life insurance) with a view to offering an overall remuneration package that is competitive to each local market in which Henderson operates. Fringe benefits account for a small percentage of total remuneration. Henderson also operates non-contributory pension schemes for employees. With the exception of a small number of individuals who participate in closed legacy defined benefits schemes, pension arrangements are all funded on a defined contribution basis, with contribution levels being benchmarked to the local market.

INCENTIVE ARRANGEMENTS FOR INVESTMENT PROFESSIONALS

Investment Management Incentive Plan (IMIP) IMIP is a short term incentive variable pay (bonus) framework, which is designed to reward the contribution of portfolio managers to increased profitability and quality asset growth. The total incentive pool is based on a variable share of net management fees, taking into account:

      o A 'base' element - formed of a set percentage of management fees, after deduction of direct salary and associated costs
      o A 'performance' element (which can be positive or negative) - determined as a variable share of management fees, depending on the 1 and 3 year track record of underlying funds

      o A 'growth' element - determined as a set percentage of management fees in the first 12 months from net inflows, offset by rebates and commissions and subject to a clawback for net outflows
      o A 'corporate' - determined as a variable share of management fees, after deduction of direct salary and associated costs, with the share dependent on the Group (STI) Balanced Scorecard outcome (see below)

Performance fees
For some funds, performance-related fees earned by the firm are shared with the individuals generating that performance in a transparent and agreed way. Individual performance fee allocations are also subject to mandatory deferral mechanisms and, in some cases, individuals are obliged to defer a proportion of their performance fee incentives into their own funds.

Alternative Investment Management Fund Directive (AIFMD)
Henderson complies with AIFMD, which has impacted variable pay earned by Henderson fund managers since January 1, 2015. The key implications are that, in relation to variable remuneration earned in respect of AIFMD activities:

      o The percentage of variable remuneration that must be deferred is likely to increase (up to 60% of total variable pay for the highest paid code employees).
      o It will become mandatory for at least 50% of both deferred and non-deferred variable remuneration to be delivered in units/interests of the relevant funds.

In addition, within the Global Equities team the investment managers are rewarded by their contribution to our clients' performance. A significant portion of the end of year bonus pool is distributed to the investment managers based on the performance attribution over a 1 and 3 year basis. This more closely aligns the investment managers with the performance the team has delivered to clients and rewards them for the return of the stocks they put in the portfolio.

JOHN GAMBLA AND ROB GUTTSCHOW, FIRST TRUST

The compensation structure for John Gambla and Rob Guttschow is based upon a fixed salary as well as a discretionary bonus determined by the management of the Advisor. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are generally based on a variety of factors, including, but not limited to, an individual's overall contribution to the success of the firm and the profitability of the firm.


(a)(4)  DISCLOSURE OF SECURITIES OWNERSHIP

Information provided as of December 31, 2015

                  Name of Portfolio         Dollar ($) Range of
                  ------------------        --------------------
                      Manager or                Fund Shares
                     -----------                ------------
                     Team Member             Beneficially Owned
                     -----------            --------------------

                  Alex Crooke                        $0
                  Ben Lofthouse                      $0
                  John Gambla                        $0
                  Rob A. Guttschow                   $0


(b)   Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Incorporated by reference to the Form N-CSR filed on EDGAR on March 7, 2016 (Accession Number 0001445546-16-007324).

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Trust Dynamic Europe Equity Income Fund
            --------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 10, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 10, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 10, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.